Revenue Recognition - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Total Revenues	$ 1,256	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 4,475	$ 4,005	$ 3,576
Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	534				504					1,956	1,754	1,587
Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	723				702					2,527	2,259	2,005
Intersegment eliminations
Disaggregation of Revenue [Line Items]
Total Revenues	(1)				(3)					(8)	(8)	(16)
Recorded Music | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	1,084				1,041					3,840	3,360	3,020
Recorded Music | Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	453				431					1,656	1,460	1,329
Recorded Music | Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	631				610					2,184	1,900	1,691
Recorded Music | Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	633				563					2,343	2,019	1,692
Recorded Music | Physical | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	184				231					559	630	667
Recorded Music | Total Physical and Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	817				794					2,902	2,649	2,359
Recorded Music | Artist services and expanded-rights | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	188				166					629	389	385
Recorded Music | Licensing | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	79				81					309	322	276
Music Publishing | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	173				165					643	653	572
Music Publishing | Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	81				73					300	294	258
Music Publishing | Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	92				92					343	359	314
Music Publishing | Performance | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	46				53					183	212	197
Music Publishing | Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	73				65					271	237	187
Music Publishing | Mechanical | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	15				15					55	72	65
Music Publishing | Synchronization | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	36				29					120	119	112
Music Publishing | Other | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	$ 3				$ 3					$ 14	$ 13	$ 11